AB Conservative Wealth Strategy

Portfolio of Investments

May 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 41.6%
Information Technology – 9.8%
Communications Equipment – 0.2%
Acacia Communications, Inc.(a)	5,787	$390,623
Cisco Systems, Inc.	59	2,821

		393,444

Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp. - Class A	9,406	908,243
CDW Corp./DE	5,984	663,686
Fitbit, Inc. - Class A(a)	32,525	206,209
Flex Ltd.(a)	840	8,156
Ingenico Group SA	1,667	232,029
IPG Photonics Corp.(a)	757	117,638
KEMET Corp.	12,917	349,147
LG Innotek Co., Ltd.	274	32,829
Shennan Circuits Co., Ltd. - Class A	280	5,972
Zhejiang Dahua Technology Co., Ltd. - Class A	17,900	37,440

		2,561,349

IT Services – 2.9%
Accenture PLC - Class A	307	61,897
Amadeus IT Group SA - Class A	1,660	86,804
Automatic Data Processing, Inc.	7,644	1,119,769
Booz Allen Hamilton Holding Corp.	2,346	187,117
Capgemini SE	1,065	110,009
Cognizant Technology Solutions Corp. - Class A	8,721	462,213
Fidelity National Information Services, Inc.	1,500	208,245
International Business Machines Corp.	515	64,323
Leidos Holdings, Inc.	230	24,217
Mastercard, Inc. - Class A	5,208	1,567,035
Paychex, Inc.	1,690	122,153
Visa, Inc. - Class A	2,044	399,071

		4,412,853

Semiconductors & Semiconductor Equipment – 0.5%
Applied Materials, Inc.	304	17,079
ASML Holding NV	220	72,068
Intel Corp.	1,473	92,696
Lam Research Corp.	190	51,997
Maxim Integrated Products, Inc.	384	22,149
Powertech Technology, Inc.	15,000	48,580
Realtek Semiconductor Corp.	6,000	51,826
STMicroelectronics NV	1,810	44,951
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	9,721
Texas Instruments, Inc.	1,592	189,034
United Microelectronics Corp.	31,000	16,001
Xilinx, Inc.	1,856	170,659

		786,761

Software – 3.8%
Adobe, Inc.(a)	205	79,253
Autodesk, Inc.(a)	61	12,833
Check Point Software Technologies Ltd.(a)	1,920	210,566
Citrix Systems, Inc.	1,930	285,872
Constellation Software, Inc./Canada	255	289,870

Company	Shares	U.S. $ Value

Intuit, Inc.	47	$13,645
Microsoft Corp.	14,939	2,737,572
Nice Ltd.(a)	955	177,210
NortonLifeLock, Inc.	1,098	25,012
Oracle Corp.	6,987	375,691
Oracle Corp. Japan(a)	2,200	257,395
Paycom Software, Inc.(a)	177	52,610
RIB Software SE(a)	6,917	222,668
SAP SE	2,158	275,409
ServiceNow, Inc.(a)	172	66,724
TiVo Corp.	12,909	78,616
Trend Micro, Inc./Japan	6,600	363,279
VMware, Inc. - Class A(a)	1,095	171,116

		5,695,341

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.	2,032	646,054
Samsung Electronics Co., Ltd.	9,007	370,963

		1,017,017

		14,866,765

Health Care – 6.6%
Biotechnology – 0.4%
Alnylam Pharmaceuticals, Inc.(a)	243	32,871
Amgen, Inc.	226	51,912
Chongqing Zhifei Biological Products Co., Ltd. - Class A	2,600	30,619
Galapagos NV(a) (b)	75	15,265
Gilead Sciences, Inc.	561	43,663
Portola Pharmaceuticals, Inc.(a)	13,003	233,404
Progenics Pharmaceuticals, Inc.(a)	24,977	106,027
Vertex Pharmaceuticals, Inc.(a)	162	46,649

		560,410

Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	11,777	1,117,873
Cochlear Ltd.	328	42,302
Coloplast A/S - Class B	295	49,895
Cooper Cos., Inc. (The)	50	15,849
Fisher & Paykel Healthcare Corp., Ltd.	1,025	19,111
Insulet Corp.(a)	240	45,257
Koninklijke Philips NV(a)	10,004	454,811
Lepu Medical Technology Beijing Co., Ltd. - Class A	5,000	24,458
Medtronic PLC	695	68,513
ResMed, Inc.	307	49,372
Wright Medical Group NV(a)	13,699	404,805

		2,292,246

Health Care Providers & Services – 1.1%
AmerisourceBergen Corp. - Class A	505	48,147
Anthem, Inc.	3,012	885,860
Galenica AG(c)	1,750	129,640
Henry Schein, Inc.(a)	3,608	219,078

Company	Shares	U.S. $ Value

Humana, Inc.	145	$59,544
Sinopharm Group Co., Ltd. - Class H	17,200	42,479
UnitedHealth Group, Inc.	956	291,436

		1,676,184

Health Care Technology – 0.0%
Cerner Corp.	711	51,832

Life Sciences Tools & Services – 1.2%
Bio-Rad Laboratories, Inc. - Class A(a)	114	56,010
IQVIA Holdings, Inc.(a)	9,086	1,358,539
QIAGEN NV(a)	6,387	278,704
Sartorius Stedim Biotech(a)	195	53,075
Thermo Fisher Scientific, Inc.	165	57,616

		1,803,944

Pharmaceuticals – 2.4%
Astellas Pharma, Inc.	10,100	180,466
Bayer AG	850	58,106
Bristol-Myers Squibb Co.	3,410	203,646
Eli Lilly & Co.	460	70,357
GlaxoSmithKline PLC	8,990	186,207
Johnson & Johnson	3,149	468,413
Merck & Co., Inc.	3,348	270,250
Novo Nordisk A/S - Class B	3,990	261,363
Roche Holding AG	2,075	720,277
Sanofi	2,650	259,209
UCB SA	126	12,611
Zoetis, Inc.	6,309	879,412

		3,570,317

		9,954,933

Consumer Discretionary – 6.2%
Auto Components – 0.7%
Aptiv PLC	8,188	616,966
Delphi Technologies PLC(a)	28,347	365,109
Faurecia SE	1,342	52,032
Magna International, Inc. - Class A (Canada)	227	9,572

		1,043,679

Automobiles – 0.2%
Fiat Chrysler Automobiles NV(a)	33,077	295,229
Nissan Motor Co., Ltd.	7,000	26,528

		321,757

Diversified Consumer Services – 0.3%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	227	27,231
Service Corp. International/US	10,862	428,289

		455,520

Hotels, Restaurants & Leisure – 1.2%
Accor SA(a)	3,519	99,482
Aristocrat Leisure Ltd.	10,430	179,909
Caesars Entertainment Corp.(a)	32,242	367,236

Company	Shares	U.S. $ Value

Compass Group PLC	11,902	$174,476
McDonald’s Corp.	1,050	195,636
Paddy Power Betfair PLC(a)	4,335	551,528
Starbucks Corp.	1,263	98,501
Transat AT, Inc.(a)	14,103	69,652

		1,736,420

Household Durables – 0.1%
Berkeley Group Holdings PLC	874	44,523
Persimmon PLC	575	16,401
Taylor Wimpey PLC	2,723	4,878
Whirlpool Corp.	388	47,266

		113,068

Internet & Direct Marketing Retail – 0.9%
Alibaba Group Holding Ltd. (ADR)(a)	1,735	359,822
Amazon.com, Inc.(a)	98	239,352
JD.com, Inc. (ADR)(a)	1,054	57,264
Naspers Ltd. - Class N	2,401	390,866
Prosus NV(a)	2,594	214,809
Vipshop Holdings Ltd. (ADR)(a)	2,580	44,737
Zalando SE(a) (c)	480	32,639

		1,339,489

Leisure Products – 0.0%
Polaris, Inc.	80	6,987

Multiline Retail – 0.2%
Dollar General Corp.	1,430	273,860
Next PLC	765	46,264

		320,124

Specialty Retail – 1.9%
AutoZone, Inc.(a)	200	229,572
Burlington Stores, Inc.(a)	111	23,273
GrandVision NV(c)	10,979	297,303
Home Depot, Inc. (The)	1,006	249,971
O’Reilly Automotive, Inc.(a)	110	45,897
Ross Stores, Inc.	1,150	111,504
Tiffany & Co.	2,887	369,911
TJX Cos., Inc. (The)	14,877	784,910
Topsports International Holdings Ltd.(c)	31,000	44,345
Ulta Beauty, Inc.(a)	2,914	711,045

		2,867,731

Textiles, Apparel & Luxury Goods – 0.7%
adidas AG(a)	885	234,709
Deckers Outdoor Corp.(a)	880	160,626
NIKE, Inc. - Class B	6,693	659,796
Pandora A/S	1,236	61,929

		1,117,060

		9,321,835

Company	Shares	U.S. $ Value

Financials – 5.4%
Banks – 1.3%
Bank Leumi Le-Israel BM	32,690	$173,631
Bank of Beijing Co., Ltd. - Class A	10,600	7,256
Bank of Guiyang Co., Ltd. - Class A	41,100	44,648
CenterState Bank Corp.	2,638	41,680
China Merchants Bank Co., Ltd. - Class H	2,500	11,780
China Minsheng Banking Corp., Ltd. - Class H	62,500	43,638
Citigroup, Inc.	1,320	63,241
DBS Group Holdings Ltd.	21,000	290,524
IBERIABANK Corp.	9,085	385,295
JPMorgan Chase & Co.	893	86,898
Jyske Bank A/S(a)	7,448	205,668
KBC Group NV	1,430	75,028
Mebuki Financial Group, Inc.	21,400	48,647
Mizuho Financial Group, Inc.	10,100	12,606
Royal Bank of Canada	1,760	114,189
Societe Generale SA(a)	2,410	35,651
Turkiye Garanti Bankasi AS(a)	34,327	39,367
Turkiye Is Bankasi AS - Class C(a)	53,536	38,817
Wells Fargo & Co.	8,589	227,351

		1,945,915

Capital Markets – 2.6%
Ameriprise Financial, Inc.	390	54,627
BlackRock, Inc. - Class A	200	105,728
Charles Schwab Corp. (The)	22,176	796,340
China Cinda Asset Management Co., Ltd. - Class H	211,000	39,304
CI Financial Corp.(d)	821	9,732
CME Group, Inc. - Class A	1,455	265,683
E*TRADE Financial Corp.	8,425	383,675
Goldman Sachs Group, Inc. (The)	436	85,670
Julius Baer Group Ltd.(a)	10,398	447,509
Legg Mason, Inc.	7,665	381,947
Moody’s Corp.	715	191,198
Nasdaq, Inc.	429	50,819
Partners Group Holding AG	206	171,613
S&P Global, Inc.	602	195,662
Samsung Securities Co., Ltd.	1,870	42,452
Singapore Exchange Ltd.	40,700	239,117
TD Ameritrade Holding Corp.	10,917	406,877

		3,867,953

Diversified Financial Services – 0.6%
Berkshire Hathaway, Inc. - Class B(a)	2,369	439,639
Far East Horizon Ltd.	55,000	48,932
FGL Holdings(b) (e)	15,063	162,138
Jefferies Financial Group, Inc.	3,252	47,642
M&G PLC	3,331	5,797
Pargesa Holding SA	1,790	135,941
Voya Financial, Inc.	1,010	45,501

		885,590

Insurance – 0.9%
Admiral Group PLC	4,039	116,664
American Financial Group, Inc./OH	1,120	67,469

Company	Shares	U.S. $ Value

Athene Holding Ltd. - Class A(a)	600	$17,334
Aviva PLC	3,340	10,302
CNP Assurances(a)	4,390	46,445
iA Financial Corp., Inc.	1,379	44,039
Japan Post Insurance Co., Ltd.	3,400	43,328
Legal & General Group PLC	3,764	9,293
PICC Property & Casualty Co., Ltd. - Class H	112,000	97,992
Principal Financial Group, Inc.	787	30,394
Progressive Corp. (The)	1,045	81,176
Reinsurance Group of America, Inc. - Class A	193	17,515
RenaissanceRe Holdings Ltd.	810	135,967
Sampo Oyj - Class A(a)	4,140	148,752
Willis Towers Watson PLC	1,997	405,191
Zurich Insurance Group AG	206	66,662

		1,338,523

Thrifts & Mortgage Finance – 0.0%
Essent Group Ltd.	2,060	68,083

		8,106,064

Industrials – 4.5%
Aerospace & Defense – 0.2%
BAE Systems PLC	7,230	44,622
Howmet Aerospace, Inc.	2,110	27,599
L3Harris Technologies, Inc.	1,350	269,258

		341,479

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	2,460	199,580
SG Holdings Co., Ltd.	2,200	71,937
XPO Logistics, Inc.(a)	389	30,657
ZTO Express Cayman, Inc. (ADR)	1,620	52,844

		355,018

Building Products – 0.8%
Allegion PLC	6,175	615,647
Carrier Global Corp.(a)	2,750	56,292
LIXIL Group Corp.	3,900	54,484
Otis Worldwide Corp.	8,455	445,156
Owens Corning	600	31,500

		1,203,079

Commercial Services & Supplies – 1.2%
Advanced Disposal Services, Inc.(a)	11,993	373,942
Secom Co., Ltd.	6,400	555,513
Stericycle, Inc.(a)	16,523	905,956

		1,835,411

Construction & Engineering – 0.0%
JGC Holdings Corp.	2,800	30,195

Electrical Equipment – 0.1%
Acuity Brands, Inc.	500	43,075
OSRAM Licht AG - Class TEND(a)	2,406	108,727
Vestas Wind Systems A/S	401	40,957

		192,759

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.4%
3M Co.	2,923	$457,274
Toshiba Corp.	1,800	49,366

		506,640

Machinery – 0.3%
Dover Corp.	2,269	220,660
IHI Corp.(d)	3,900	56,243
Middleby Corp. (The)(a)	418	28,466
Mitsubishi Heavy Industries Ltd.	1,900	49,319
Techtronic Industries Co., Ltd.	6,500	56,705
Weichai Power Co., Ltd. - Class A	16,100	29,496

		440,889

Marine – 0.0%
Nippon Yusen KK(d)	2,500	36,151

Professional Services – 1.2%
Experian PLC	5,540	194,302
Intertrust NV(c)	4,550	71,821
RELX PLC	20,339	469,383
Verisk Analytics, Inc. - Class A	5,110	882,394
Wolters Kluwer NV	2,830	225,179

		1,843,079

Road & Rail – 0.1%
AMERCO	50	16,125
Nippon Express Co., Ltd.	900	46,298

		62,423

		6,847,123

Communication Services – 3.7%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	2,625	81,008
Comcast Corp. - Class A	11,030	436,788
HKT Trust & HKT Ltd. - Class SS	92,000	130,879
Iliad SA	305	53,427
Nippon Telegraph & Telephone Corp.	6,900	157,052
Quebecor, Inc. - Class B	495	10,883
Verizon Communications, Inc.	111	6,369

		876,406

Entertainment – 0.3%
Activision Blizzard, Inc.	830	59,743
Electronic Arts, Inc.(a)	460	56,525
NCSoft Corp.	37	23,635
Netflix, Inc.(a)	190	79,749
Nintendo Co., Ltd.	640	260,210

		479,862

Interactive Media & Services – 2.2%
Alphabet, Inc. - Class A(a)	21	30,104

Company	Shares	U.S. $ Value

Alphabet, Inc. - Class C(a)	1,193	$1,704,702
Auto Trader Group PLC(c)	31,540	219,229
Facebook, Inc. - Class A(a)	5,706	1,284,363
Meet Group, Inc. (The)(a)	14,694	90,809
Tencent Holdings Ltd.	300	16,247

		3,345,454

Wireless Telecommunication Services – 0.6%
China Mobile Ltd.	29,000	205,051
Globe Telecom, Inc.	740	33,537
Millicom International Cellular SA	1,600	38,215
SoftBank Group Corp.	10,300	470,460
T-Mobile US, Inc.(a)	543	54,322

		801,585

		5,503,307

Consumer Staples – 2.3%
Beverages – 0.4%
Asahi Group Holdings Ltd.	5,100	191,912
Coca-Cola Co. (The)	4,492	209,687
Coca-Cola European Partners PLC	575	21,677
PepsiCo, Inc.	1,240	163,122

		586,398

Food & Staples Retailing – 0.4%
Coles Group Ltd.	4,766	48,790
Costco Wholesale Corp.	138	42,569
Koninklijke Ahold Delhaize NV	10,790	273,569
Walmart, Inc.	2,490	308,909

		673,837

Food Products – 0.6%
Danone SA	3,662	251,947
Henan Shuanghui Investment & Development Co., Ltd. - Class A	7,700	42,728
Ingredion, Inc.	558	47,000
Morinaga & Co., Ltd./Japan	2,600	111,680
Nestle SA	2,450	266,013
Salmar ASA	4,370	197,073
Tingyi Cayman Islands Holding Corp.	2,000	3,443

		919,884

Household Products – 0.3%
Procter & Gamble Co. (The)	3,556	412,211

Personal Products – 0.2%
L’Oreal SA	627	183,906
Unilever NV	1,090	56,329
Unilever PLC	1,000	53,694

		293,929

Tobacco – 0.4%
British American Tobacco PLC	3,300	130,879
Philip Morris International, Inc.	2,851	209,149

Company	Shares	U.S. $ Value

Swedish Match AB	3,010	$210,077

		550,105

		3,436,364

Materials – 1.3%
Chemicals – 1.1%
Evonik Industries AG	110	2,718
International Flavors & Fragrances, Inc.	10,905	1,452,437
LANXESS AG	775	40,226
PhosAgro PJSC (GDR)(c)	1,688	23,294
RPM International, Inc.	725	54,216
Sumitomo Chemical Co., Ltd.(d)	6,600	20,510

		1,593,401

Construction Materials – 0.0%
Anhui Conch Cement Co., Ltd. - Class A	5,000	39,906

Containers & Packaging – 0.0%
Packaging Corp. of America	410	41,578

Metals & Mining – 0.1%
BlueScope Steel Ltd.	5,026	37,030
Fortescue Metals Group Ltd.(d)	6,223	57,609
Kumba Iron Ore Ltd.	1,800	48,612
Southern Copper Corp.	1,340	48,642

		191,893

Paper & Forest Products – 0.1%
Mondi PLC	4,983	93,757

		1,960,535

Utilities – 0.8%
Electric Utilities – 0.6%
American Electric Power Co., Inc.	2,880	245,520
EDP - Energias de Portugal SA	24,390	113,940
Electricite de France SA	5,063	45,177
Enel SpA	36,979	285,911
NextEra Energy, Inc.	600	153,336
Terna Rete Elettrica Nazionale SpA	2,355	15,999

		859,883

Gas Utilities – 0.1%
AltaGas Ltd.	2,126	22,822
Tokyo Gas Co., Ltd.	3,800	90,979

		113,801

Multi-Utilities – 0.1%
Ameren Corp.	2,330	174,121
Public Service Enterprise Group, Inc.	1,020	52,061

		226,182

		1,199,866

Real Estate – 0.6%
Equity Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp.	275	70,997
Equinix, Inc.	85	59,299

Company	Shares	U.S. $ Value

Nippon Building Fund, Inc.	29	$181,370
Orix JREIT, Inc.	4	5,781
SL Green Realty Corp.	260	10,951
Stockland	10,030	23,947
Taubman Centers, Inc.	3,292	136,091
VICI Properties, Inc.	2,650	51,993

		540,429

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	4,968	218,493
Vonovia SE	3,240	186,358

		404,851

		945,280

Energy – 0.4%
Oil, Gas & Consumable Fuels – 0.4%
CNOOC Ltd.	31,000	35,416
Exxon Mobil Corp.	90	4,092
Koninklijke Vopak NV	110	6,021
LUKOIL PJSC (Sponsored ADR)	2,381	179,266
Marathon Petroleum Corp.	4,337	152,402
Parkland Corp./Canada(d)	1,262	35,490
Royal Dutch Shell PLC - Class B	10,980	167,630
TC Energy Corp.	789	35,558
Yanzhou Coal Mining Co., Ltd. - Class H(d)	40,000	30,708

		646,583

Total Common Stocks (cost $54,700,138)		62,788,655

INVESTMENT COMPANIES – 22.4%
Funds and Investment Trusts – 22.4%(f)
AB All Market Real Return Portfolio - Class Z(g)	2,193,493	15,639,602
AB High Income Fund, Inc. - Class Z(g)	2,219,695	15,915,215
Financial Select Sector SPDR Fund(d)	9,030	211,392
iShares Core U.S. Aggregate Bond ETF	5,394	634,604
iShares Global Healthcare ETF(d)	4,641	325,798
iShares iBoxx High Yield Corporate Bond ETF	3,000	247,260
iShares MSCI ACWI ETF(d)	1,296	93,597
iShares US Technology ETF(d)	1,994	502,348
ROBO Global Robotics and Automation Index ETF(d)	3,950	168,231
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E	4,020	123,937

Total Investment Companies (cost $39,152,106)		33,861,984

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 9.8%
Australia – 0.2%
Australia Government Bond Series 150 3.00%, 03/21/2047(c)	AUD	315	$267,077

Austria – 0.8%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(c)	EUR	179	201,282
0.50%, 04/20/2027-02/20/2029(c)		579	680,541
1.20%, 10/20/2025(c)		285	344,318

			1,226,141

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)		95	132,575
Series 85 0.80%, 06/22/2028(c)		60	71,789

			204,364

China – 0.9%
China Government Bond Series 1916 3.12%, 12/05/2026	CNY	7,590	1,087,087
Series INBK 3.39%, 03/16/2050		2,090	286,937

			1,374,024

Finland – 0.7%
Finland Government Bond 0.50%, 09/15/2027-09/15/2029(c)	EUR	620	730,830
0.875%, 09/15/2025(c)		235	279,198

			1,010,028

Germany – 0.3%
Bundesrepublik Deutschland Bundesanleihe 1.25%, 08/15/2048(c)		146	220,029
Series 2007 4.25%, 07/04/2039(c)		35	72,241
Series 3 4.75%, 07/04/2034(c)		110	211,212

			503,482

Ireland – 0.2%
Ireland Government Bond 1.00%, 05/15/2026 (c)		194	230,527

Italy – 1.8%
Italy Buoni Poliennali Del Tesoro 0.35%, 02/01/2025(c)		102	110,485
0.95%, 03/01/2023		260	292,082
1.85%, 07/01/2025(c)		1,085	1,253,978

	Principal Amount (000)		U.S. $ Value

2.45%, 09/01/2033(c)	U.S.$	220	$264,193
3.25%, 09/01/2046(c)		14	18,262
3.85%, 09/01/2049(c)		6	8,648
4.50%, 05/01/2023		370	457,606
5.50%, 11/01/2022(c)		108	134,317
Series CAC 2.45%, 09/01/2050(c)		86	96,748

			2,636,319

Japan – 1.8%
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029	JPY	79,450	744,456
Series 358 0.10%, 03/20/2030		90,050	843,086
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		13,700	127,547
Series 63 0.40%, 06/20/2049		3,550	32,123
Series 65 0.40%, 12/20/2049		39,650	357,881
Japan Government Twenty Year Bond Series 143 1.60%, 03/20/2033		27,400	300,939
Series 171 0.30%, 12/20/2039		26,000	239,026

			2,645,058

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	670	174,316

Mexico – 0.1%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	3,440	171,859

South Korea – 0.4%
Korea Treasury Bond Series 2503 1.50%, 03/10/2025	KRW	820,400	663,860

Spain – 1.0%
Spain Government Bond 1.40%, 04/30/2028(c)	EUR	195	235,006
1.95%, 04/30/2026(c)		782	965,239
2.35%, 07/30/2033(c)		168	223,993
4.20%, 01/31/2037(c)		40	66,983

			1,491,221

United Kingdom – 0.7%
United Kingdom Gilt 1.50%, 07/22/2047(c)	GBP	31	47,104

	Principal Amount (000)		U.S. $ Value

1.75%, 09/07/2037-01/22/2049(c)	U.S.$	688	$1,055,846

			1,102,950

United States – 0.7%
U.S. Treasury Bonds 3.00%, 02/15/2048-02/15/2049		495	682,319
3.125%, 08/15/2044		46	62,740
4.50%, 08/15/2039		90	143,325
U.S. Treasury Notes 2.25%, 02/15/2027		205	229,088

			1,117,472

Total Governments - Treasuries (cost $14,557,093)			14,818,698

CORPORATES - INVESTMENT GRADE – 6.1%
Industrial – 3.5%
Basic – 0.2%
Anglo American Capital PLC 1.625%, 09/18/2025(c)	EUR	100	110,930
Glencore Funding LLC 4.00%, 03/27/2027(c)	U.S.$	62	64,877
SABIC Capital II BV 4.00%, 10/10/2023(c)		200	209,250

			385,057

Capital Goods – 0.1%
General Electric Co. 3.45%, 05/01/2027		72	71,570
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		16	16,305

			87,875

Communications - Media – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		4	4,434
5.375%, 05/01/2047		65	76,768
Comcast Corp. 0.75%, 02/20/2032	EUR	165	177,420
4.60%, 08/15/2045	U.S.$	45	56,959
ViacomCBS, Inc. 3.375%, 02/15/2028		28	28,116
3.70%, 06/01/2028		12	12,261
4.00%, 01/15/2026		18	19,173
5.50%, 05/15/2033		40	44,692

			419,823

Communications - Telecommunications – 0.2%
AT&T, Inc. 1.60%, 05/19/2028	EUR	105	118,731
3.80%, 02/15/2027	U.S.$	54	59,106

	Principal Amount (000)		U.S. $ Value

Bell Canada, Inc. 4.70%, 09/11/2023	CAD	52	$41,151
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	75	119,189

			338,177

Consumer Cyclical - Automotive – 0.4%
American Honda Finance Corp. 1.95%, 10/18/2024	EUR	100	115,342
BMW US Capital LLC 3.90%, 04/09/2025(c)	U.S.$	55	59,399
Daimler International Finance BV 0.25%, 11/06/2023(c)	EUR	80	85,878
General Motors Financial Co., Inc. 5.10%, 01/17/2024	U.S.$	70	72,751
5.20%, 03/20/2023		8	8,340
Harley-Davidson Financial Services, Inc. 4.05%, 02/04/2022(c)		230	233,754
Volkswagen Leasing GmbH 2.625%, 01/15/2024(c)	EUR	60	69,755

			645,219

Consumer Cyclical - Entertainment – 0.0%
Carnival PLC 1.00%, 10/28/2029		105	70,627

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	115	111,252
3.50%, 08/18/2026		44	42,223

			153,475

Consumer Cyclical - Restaurants – 0.0%
Starbucks Corp. 4.45%, 08/15/2049		50	58,527

Consumer Cyclical - Retailers – 0.1%
Lowe’s Cos., Inc. 4.55%, 04/05/2049		65	81,001

Consumer Non-Cyclical – 0.9%
Altria Group, Inc. 2.20%, 06/15/2027	EUR	150	173,248
3.40%, 05/06/2030	U.S.$	18	18,987
Amgen, Inc. 4.663%, 06/15/2051		65	84,916
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		45	56,613
BAT Capital Corp. 3.215%, 09/06/2026		133	138,792
Baxter International, Inc. 0.40%, 05/15/2024	EUR	125	138,446
DH Europe Finance II SARL 0.45%, 03/18/2028		170	182,534
Gilead Sciences, Inc. 4.80%, 04/01/2044	U.S.$	45	59,559

	Principal Amount (000)		U.S. $ Value

Medtronic Global Holdings SCA 1.125%, 03/07/2027	EUR	120	$138,560
Mylan NV 3.95%, 06/15/2026	U.S.$	80	87,452
Reynolds American, Inc. 4.45%, 06/12/2025		72	79,443
Tyson Foods, Inc. 4.00%, 03/01/2026		35	39,531
4.55%, 06/02/2047		45	54,328
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026		70	74,060

			1,326,469

Energy – 0.4%
BP Capital Markets PLC 1.573%, 02/16/2027(c)	EUR	100	113,419
Energy Transfer Operating LP 4.20%, 04/15/2027	U.S.$	18	18,206
5.50%, 06/01/2027		120	129,160
Husky Energy, Inc. 4.40%, 04/15/2029		115	108,565
Marathon Petroleum Corp. 4.70%, 05/01/2025		40	44,224
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		24	22,521
3.60%, 11/01/2024		50	50,043
Valero Energy Corp. 6.625%, 06/15/2037		80	103,533

			589,671

Services – 0.1%
eBay, Inc. 1.90%, 03/11/2025		84	84,884

Technology – 0.5%
Apple, Inc. 4.65%, 02/23/2046		40	55,063
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		33	34,660
Broadcom, Inc. 4.11%, 09/15/2028(c)		25	26,176
4.25%, 04/15/2026(c)		52	55,690
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	100	109,943
1.50%, 05/21/2027		103	118,786
Fiserv, Inc. 1.125%, 07/01/2027		105	117,004
International Business Machines Corp. 0.875%, 01/31/2025		165	186,477
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(c)	U.S.$	5	5,162
3.875%, 06/18/2026(c)		52	55,900
Oracle Corp. 3.85%, 04/01/2060		44	50,490

	Principal Amount (000)		U.S. $ Value

QUALCOMM, Inc. 4.80%, 05/20/2045(d)	U.S.$	45	$57,367

			872,718

Transportation - Airlines – 0.1%
Southwest Airlines Co. 5.25%, 05/04/2025		87	88,399

Transportation - Services – 0.1%
Heathrow Funding Ltd. 6.75%, 12/03/2026(c)	GBP	60	90,044

			5,291,966

Financial Institutions – 2.3%
Banking – 1.4%
AIB Group PLC 4.263%, 04/10/2025(c)	U.S.$	200	207,826
Banco Santander SA 3.25%, 04/04/2026(c)	EUR	100	118,810
Bank of America Corp. 1.379%, 02/07/2025(c)		105	119,362
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(h)	U.S.$	28	28,774
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	140	142,796
Citigroup, Inc. 1.50%, 07/24/2026(c)		110	125,175
3.106%, 04/08/2026	U.S.$	55	58,018
Credit Suisse Group AG 4.194%, 04/01/2031(c)		250	277,813
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(c)	EUR	125	139,736
ING Groep NV 3.00%, 02/18/2026(c)	GBP	100	131,652
JPMorgan Chase & Co. 2.083%, 04/22/2026	U.S.$	85	87,099
Mitsubishi UFJ Financial Group, Inc. 0.872%, 09/07/2024(c)	EUR	100	110,450
Morgan Stanley 2.188%, 04/28/2026	U.S.$	51	52,394
Santander Holdings USA, Inc. 4.40%, 07/13/2027		47	49,551
UBS AG/London 1.75%, 04/21/2022(c)		200	203,142
UniCredit SpA 3.75%, 04/12/2022(c)		200	202,694
US Bancorp Series J 5.30%, 04/15/2027(h)		46	46,489
Wells Fargo & Co. 2.188%, 04/30/2026		24	24,336
2.393%, 06/02/2028		127	128,045
2.406%, 10/30/2025		10	10,251

			2,264,413

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.1%
SURA Asset Management SA 4.875%, 04/17/2024(c)	U.S.$	107	$112,016

Finance – 0.1%
Synchrony Financial 3.95%, 12/01/2027		15	14,322
4.50%, 07/23/2025		93	93,712

			108,034

Insurance – 0.6%
Alleghany Corp. 3.625%, 05/15/2030		65	67,683
Aon PLC 2.875%, 05/14/2026	EUR	135	163,510
Chubb INA Holdings, Inc. 0.875%, 06/15/2027		125	137,426
1.55%, 03/15/2028		100	114,681
Credit Agricole Assurances SA 4.25%, 01/13/2025(c) (h)		100	118,933
Massachusetts Mutual Life Insurance Co. 3.375%, 04/15/2050(c)	U.S.$	23	23,413
3.729%, 10/15/2070(c)		33	32,599
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		41	63,851
Prudential Financial, Inc. 5.625%, 06/15/2043		98	101,626
Swiss Re America Holding Corp. 7.00%, 02/15/2026		77	96,587
UnitedHealth Group, Inc. 4.75%, 07/15/2045		40	53,339

			973,648

REITS – 0.1%
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	120	126,390

			3,584,501

Utility – 0.3%
Electric – 0.1%
Enel Finance International NV 2.65%, 09/10/2024(c)	U.S.$	200	207,182

Other Utility – 0.2%
Severn Trent Utilities Finance PLC 3.625%, 01/16/2026(c)	GBP	150	207,661

			414,843

Total Corporates - Investment Grade (cost $9,180,539)			9,291,310

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 3.1%
Agency Fixed Rate 30-Year – 3.0%
Federal Home Loan Mortgage Corp. Gold Series 2007 5.50%, 07/01/2035	U.S.$	26	$29,558
Series 2018 4.00%, 12/01/2048		167	179,923
FHLMC Uniform Mortgage-Backed Security Series 2019 3.50%, 09/01/2049-10/01/2049		357	384,369
FNMA Uniform Mortgage-Backed Security Series 2004 5.50%, 04/01/2034		3	3,205
Series 2018 3.50%, 03/01/2048-04/01/2048		960	1,034,995
4.00%, 09/01/2048		399	430,938
4.50%, 09/01/2048		259	283,458
Government National Mortgage Association 3.00%, 06/01/2040, TBA		224	237,160
Uniform Mortgage-Backed Security Series 2018 4.50%, 06/01/2050, TBA		817	882,488
Series 2019 5.00%, 06/01/2050, TBA		280	305,856
Series 2020 2.50%, 06/01/2050, TBA		675	700,312

			4,472,262

Other Agency Fixed Rate Programs – 0.1%
Canadian Mortgage Pools 6.125%, 12/01/2024	CAD	268	229,739

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2011 4.088% (LIBRM 12 + 0.00%), 05/01/2038(i)	U.S.$	30	31,105
Federal National Mortgage Association Series 2003 3.843% (LIBRM 12 + 0.00%), 12/01/2033(i)		19	20,351

			51,456

Total Mortgage Pass-Throughs (cost $4,603,567)			4,753,457

INFLATION-LINKED SECURITIES – 1.5%
Japan – 0.6%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	15,780	146,470
Series 22 0.10%, 03/10/2027		74,434	689,847

	Principal Amount (000)		U.S. $ Value

Series 23 0.10%, 03/10/2028	U.S.$	7,185	$66,587

			902,904

United States – 0.9%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)(j)		1,375	1,411,950

Total Inflation-Linked Securities (cost $2,281,007)			2,314,854

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non-Agency Floating Rate CMBS – 0.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.184% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (i)		100	90,148
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.184% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (i)		105	96,198
Colony Mortgage Capital Ltd. Series 2019-IKPR, Class C 1.86% (LIBOR 1 Month + 1.68%), 11/15/2038(c) (i)		131	103,218
Great Wolf Trust Series 2019-WOLF, Class C 1.817% (LIBOR 1 Month + 1.63%), 12/15/2036(c) (i)		210	183,696
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class C 1.884% (LIBOR 1 Month + 1.70%), 08/15/2032(c) (i)		160	139,595
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.684% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (i)		105	99,842

			712,697

Non-Agency Fixed Rate CMBS – 0.2%
COMM Mortgage Trust Series 2014-UBS4, Class C 4.644%, 08/10/2047		135	120,004
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		44	44,476
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		134	125,683

			290,163

Total Commercial Mortgage-Backed Securities (cost $1,124,419)			1,002,860

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Risk Share Floating Rate – 0.6%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.518% (LIBOR 1 Month + 1.35%), 08/25/2028(c) (i)	U.S.$	93	$89,806
Connecticut Avenue Securities Trust Series 2020-R02, Class 2M1 0.918% (LIBOR 1 Month + 0.75%), 01/25/2040(c) (i)		43	42,709
Eagle RE Ltd. Series 2018-1, Class M1 1.868% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (i)		60	57,689
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 2.368% (LIBOR 1 Month + 2.20%), 02/25/2024(i)		72	69,357
Series 2017-DNA2, Class M1 1.368% (LIBOR 1 Month + 1.20%), 10/25/2029(i)		79	79,336
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.068% (LIBOR 1 Month + 4.90%), 11/25/2024(i)		96	99,519
Series 2014-C04, Class 2M2 5.168% (LIBOR 1 Month + 5.00%), 11/25/2024(i)		79	78,729
Series 2016-C06, Class 1M2 4.418% (LIBOR 1 Month + 4.25%), 04/25/2029(i)		223	230,461
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.17% (LIBOR 1 Month + 2.00%), 03/27/2024(i) (k)		136	111,390

			858,996

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 1.027%, 05/28/2035		33	29,357

Total Collateralized Mortgage Obligations (cost $935,249)			888,353

COLLATERALIZED LOAN OBLIGATIONS – 0.5%
CLO - Floating Rate – 0.5%
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 2.935% (LIBOR 3 Month + 1.80%), 07/21/2031(c) (i)		250	230,283

	Principal Amount (000)		U.S. $ Value

Neuberger Berman Loan Advisers CLO Ltd. Series 2018-29A, Class B1 2.835% (LIBOR 3 Month + 1.70%), 10/19/2031(c) (i)	U.S.$	250	$241,898
TIAA CLO I Ltd. Series 2016-1A, Class AR 2.335% (LIBOR 3 Month + 1.20%), 07/20/2031(c) (i)		250	240,029

Total Collateralized Loan Obligations (cost $748,368)			712,210

ASSET-BACKED SECURITIES – 0.4%
Autos - Fixed Rate – 0.3%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class C 4.95%, 03/20/2025(c)		120	94,248
Flagship Credit Auto Trust Series 2018-3, Class D 4.15%, 12/16/2024(c)		78	74,164
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(c)		140	135,097
Series 2019-1A, Class B 4.10%, 03/25/2023(c)		165	139,756

			443,265

Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(c)		85	89,075
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026(c)		14	14,036
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(c)		115	114,452

			217,563

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.293% (LIBOR 1 Month + 1.13%), 12/25/2032(i)		10	9,231

Total Asset-Backed Securities (cost $724,778)			670,059

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 6.50%, 03/08/2029 (cost $458,110)	CAD	445	459,176

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Chile – 0.1%
Chile Government International Bond 1.625%, 01/30/2025	EUR	120	$139,284

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026	U.S.$	86	88,881

United Arab Emirates – 0.1%
Abu Dhabi Government International Bond 3.875%, 04/16/2050(c)		200	227,750

Total Governments - Sovereign Bonds (cost $411,951)			455,915

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
State of California Series 2010 7.625%, 03/01/2040 (cost $234,427)		165	282,645

COVERED BONDS – 0.2%
Nationwide Building Society 4.375%, 02/28/2022(c)	EUR	150	179,647
UBS AG/London 4.00%, 04/08/2022(c)		84	100,415

Total Covered Bonds (cost $271,679)			280,062

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Indonesia – 0.1%
Perusahaan Listrik Negara PT 4.125%, 05/15/2027(c)	U.S.$	200	205,375

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		75	58,219

Total Quasi-Sovereigns (cost $283,117)			263,594

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.1%
Options on Forward Contracts – 0.1%
RUB vs. USD Expiration: Jul 2020, Contracts: 179,218,350; Exercise Price: RUB 67.35; Counterparty: Deutsche Bank AG(a)	RUB	179,218,350	133,469

	Principal Amount (000)		U.S. $ Value

SUPRANATIONALS – 0.1%
Supranational – 0.1%
European Investment Bank 4.75%, 08/07/2024(c) (cost $88,658)	AUD	114	$88,322

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.1%
Sweden – 0.1%
Kommuninvest I Sverige AB Series 2410 1.00%, 10/02/2024(c) (cost $78,164)	SEK	710	77,696

	Shares

SHORT-TERM INVESTMENTS – 6.3%
Investment Companies – 6.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(f) (g) (l) (cost $9,204,108)		9,204,108	9,204,108

	Principal Amount (000)

Governments - Treasuries – 0.2%
Japan – 0.2%
Japan Treasury Discount Bill Series 909 Zero Coupon, 08/24/2020 (cost $343,430)	JPY	37,000	343,183

Total Short-Term Investments (cost $9,547,538)			9,547,291

Total Investments Before Security Lending Collateral for Securities Loaned – 94.5% (cost $139,456,350)			142,690,610

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.14%(f) (g) (l) (cost $1,424,637)		1,424,637	1,424,637

U.S. $ Value

Total Investments – 95.4% (cost $140,880,987)(m)	$144,115,247
Other assets less liabilities – 4.6%	6,937,404

Net Assets – 100.0%	$151,052,651

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	9	June 2020	$702,630	$1,932
10 Yr Australian Bond Futures	7	June 2020	695,068	461
10 Yr Canadian Bond Futures	16	September 2020	1,785,409	(6,177)
Euro-BOBL Futures	14	June 2020	473,370	(1,480)
Euro-Schatz Futures	4	June 2020	497,547	(1,692)
FTSE 100 Index Futures	5	June 2020	374,236	6,007
FTSE China A50 Futures	257	June 2020	3,391,115	64,623
FTSE/JSE Top 40 Futures	5	June 2020	132,831	(1,397)
Hang Seng Index Futures	1	June 2020	146,868	(1,067)
Long Gilt Futures	37	September 2020	6,280,318	4,075
MSCI Emerging Markets Futures	30	June 2020	1,399,350	147,966
MSCI Singapore IX ETS Futures	31	June 2020	631,937	(6,487)
Russell 2000 E-Mini Futures	23	June 2020	1,601,720	154,501
S&P 500 E-Mini Futures	48	June 2020	7,574,629	(229,877)
S&P Mid 400 E-Mini Futures	9	June 2020	1,586,070	173,978
U.S. T-Note 5 Yr (CBT) Futures	64	September 2020	8,040,000	9,918
U.S. T-Note 10 Yr (CBT) Futures	20	September 2020	2,781,250	5,363
U.S. Ultra Bond (CBT) Futures	44	September 2020	9,593,375	(44,878)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	25	June 2020	3,527,980	21,367
Euro Buxl 30 Yr Bond Futures	10	June 2020	2,353,751	19,926
MSCI Emerging Markets Futures	55	June 2020	10,529,161	113,810
MSCI Taiwan Index Futures	1	June 2020	41,120	(432)
OMXS 30 Index Futures	14	June 2020	241,888	(8,761)
Russell 1000 E-Mini Futures	17	June 2020	1,428,765	(254,307)
Russell 2000 E-Mini Futures	26	June 2020	2,243,280	(267,643)
S&P 500 E-Mini Futures	99	June 2020	15,057,900	(1,924,394)
S&P TSX 60 Index Futures	1	June 2020	133,014	(7,353)
SET 50 Futures	6	June 2020	33,665	(1,090)
SGX Nifty 50 Futures	12	June 2020	228,336	(10,973)
SPI 200 Futures	2	June 2020	191,600	2,876
U.S. Long Bond (CBT) Futures	2	September 2020	356,750	(440)

				$(2,041,645)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	1,900	USD	267	06/16/2020	$318
Australia and New Zealand Banking Group Ltd.	USD	517	CNY	3,657	06/16/2020	(4,072)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	690	CNY	4,959	06/16/2020	$6,278
Bank of America, NA	RUB	38,993	USD	615	07/09/2020	64,700
Bank of America, NA	RUB	8,952	USD	122	07/09/2020	(4,243)
Bank of America, NA	EUR	504	USD	547	06/10/2020	(12,496)
Barclays Bank PLC	KRW	386,723	USD	316	08/13/2020	2,446
Barclays Bank PLC	KRW	220,028	USD	178	08/13/2020	(21)
Barclays Bank PLC	INR	33,197	USD	431	07/23/2020	(6,076)
Barclays Bank PLC	CNY	10,140	USD	1,423	06/16/2020	(220)
Barclays Bank PLC	CNY	3,657	USD	516	06/16/2020	2,182
Barclays Bank PLC	MYR	3,869	USD	877	08/13/2020	(11,744)
Barclays Bank PLC	MYR	1,775	USD	416	08/13/2020	8,607
Barclays Bank PLC	AUD	1,176	USD	774	06/17/2020	(9,893)
Barclays Bank PLC	USD	1,174	MYR	4,982	08/13/2020	(29,587)
Barclays Bank PLC	USD	409	CNY	2,913	06/16/2020	(479)
Barclays Bank PLC	USD	402	MYR	1,760	08/13/2020	1,558
Barclays Bank PLC	USD	358	CNY	2,567	08/20/2020	774
Barclays Bank PLC	USD	678	SEK	6,529	06/17/2020	15,257
Barclays Bank PLC	USD	313	RUB	20,119	07/09/2020	(29,514)
Barclays Bank PLC	USD	179	INR	13,617	07/23/2020	607
Barclays Bank PLC	USD	352	PHP	17,950	08/19/2020	1,700
Barclays Bank PLC	USD	345	JPY	37,525	06/05/2020	2,494
Barclays Bank PLC	USD	368	KRW	448,128	08/13/2020	(4,262)
Barclays Bank PLC	USD	345	IDR	5,145,595	07/23/2020	3,236
BNP Paribas SA	CNY	2,552	USD	358	06/16/2020	(41)
BNP Paribas SA	BRL	1,799	USD	334	07/02/2020	(2,573)
BNP Paribas SA	BRL	1,799	USD	331	06/02/2020	(5,589)
BNP Paribas SA	USD	334	BRL	1,799	06/02/2020	2,588
Citibank, NA	CLP	868,310	USD	1,051	07/15/2020	(33,438)
Citibank, NA	COP	292,106	USD	78	07/15/2020	(44)
Citibank, NA	NOK	6,531	USD	637	07/15/2020	(34,719)
Citibank, NA	BRL	1,595	USD	294	06/02/2020	(4,957)
Citibank, NA	AUD	1,533	USD	911	06/11/2020	(111,289)
Citibank, NA	GBP	1,639	USD	2,004	07/17/2020	(19,874)
Citibank, NA	USD	577	AUD	971	06/11/2020	70,515
Citibank, NA	USD	295	BRL	1,595	06/02/2020	3,772
Citibank, NA	USD	503	NOK	5,089	07/15/2020	20,485
Citibank, NA	USD	346	RUB	25,678	07/14/2020	16,017
Citibank, NA	USD	352	INR	27,540	07/23/2020	10,346
Citibank, NA	USD	185	CLP	154,722	07/15/2020	8,619
Citibank, NA	USD	191	COP	734,806	07/15/2020	4,877
Citibank, NA	USD	618	KRW	751,855	08/13/2020	(8,421)
Credit Suisse International	AUD	1,368	USD	815	06/11/2020	(96,575)
Credit Suisse International	CNY	365	USD	51	06/16/2020	68
Credit Suisse International	USD	1,196	NZD	1,988	06/17/2020	38,453
Deutsche Bank AG	PEN	1,143	USD	334	07/15/2020	666
Deutsche Bank AG	PEN	437	USD	126	07/15/2020	(1,050)
Deutsche Bank AG	USD	1,064	RUB	71,448	07/09/2020	(55,538)
Goldman Sachs Bank USA	PHP	38,672	USD	757	08/19/2020	(5,415)
Goldman Sachs Bank USA	RUB	15,467	USD	238	07/09/2020	19,230
Goldman Sachs Bank USA	MYR	3,436	USD	837	08/13/2020	47,745
Goldman Sachs Bank USA	TWD	2,711	USD	91	08/20/2020	20
Goldman Sachs Bank USA	NZD	1,725	USD	1,026	06/04/2020	(45,446)
Goldman Sachs Bank USA	BRL	566	USD	106	07/02/2020	188
Goldman Sachs Bank USA	BRL	1,465	USD	268	06/02/2020	(6,263)
Goldman Sachs Bank USA	BRL	194	USD	36	07/02/2020	(185)
Goldman Sachs Bank USA	USD	258	BRL	1,465	06/02/2020	16,664
Goldman Sachs Bank USA	USD	216	MYR	893	08/13/2020	(10,392)
Goldman Sachs Bank USA	USD	1,628	NZD	2,736	06/04/2020	70,510
Goldman Sachs Bank USA	USD	292	RUB	18,666	07/09/2020	(28,102)
Goldman Sachs Bank USA	USD	89	RUB	6,353	07/14/2020	351
HSBC Bank USA	HKD	12,446	USD	1,599	07/27/2020	(4,749)
HSBC Bank USA	HKD	8,517	USD	1,096	08/31/2020	(551)
HSBC Bank USA	BRL	344	USD	61	06/02/2020	(3,631)
HSBC Bank USA	USD	63	BRL	344	06/02/2020	1,070
HSBC Bank USA	USD	180	INR	13,649	07/23/2020	172
JPMorgan Chase Bank, NA	COP	1,224,284	USD	318	07/15/2020	(9,281)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	CLP	293,743	USD	359	07/15/2020	$(8,445)
JPMorgan Chase Bank, NA	COP	164,455	USD	44	07/15/2020	40
JPMorgan Chase Bank, NA	JPY	78,498	USD	723	06/05/2020	(5,264)
JPMorgan Chase Bank, NA	JPY	58,986	USD	549	06/17/2020	1,868
JPMorgan Chase Bank, NA	NOK	9,830	USD	968	07/15/2020	(44,025)
JPMorgan Chase Bank, NA	TWD	5,315	USD	178	08/20/2020	(515)
JPMorgan Chase Bank, NA	AUD	1,399	USD	908	06/17/2020	(24,803)
JPMorgan Chase Bank, NA	EUR	612	USD	669	06/10/2020	(10,039)
JPMorgan Chase Bank, NA	BRL	975	USD	172	06/02/2020	(10,454)
JPMorgan Chase Bank, NA	USD	180	BRL	975	06/02/2020	3,030
JPMorgan Chase Bank, NA	USD	135	CNY	969	08/20/2020	695
JPMorgan Chase Bank, NA	USD	2	KRW	2,004	08/13/2020	(34)
JPMorgan Chase Bank, NA	USD	242	IDR	3,883,649	07/23/2020	20,176
JPMorgan Chase Bank, NA	USD	229	TWD	6,773	08/20/2020	(1,478)
JPMorgan Chase Bank, NA	USD	730	SEK	7,144	06/17/2020	28,351
JPMorgan Chase Bank, NA	USD	180	COP	672,673	07/15/2020	(538)
Morgan Stanley Capital Services, Inc.	KRW	835,085	USD	682	08/13/2020	4,167
Morgan Stanley Capital Services, Inc.	COP	818,031	USD	215	07/15/2020	(3,648)
Morgan Stanley Capital Services, Inc.	JPY	500,168	USD	4,598	06/05/2020	(39,530)
Morgan Stanley Capital Services, Inc.	RUB	60,577	USD	811	07/14/2020	(43,249)
Morgan Stanley Capital Services, Inc.	USD	425	MYR	1,761	08/13/2020	(20,172)
Morgan Stanley Capital Services, Inc.	USD	391	RUB	29,187	07/14/2020	20,838
Morgan Stanley Capital Services, Inc.	USD	651	JPY	69,966	06/05/2020	(1,870)
Natwest Markets PLC	COP	442,700	USD	111	07/15/2020	(7,124)
Natwest Markets PLC	RUB	6,485	USD	87	07/09/2020	(4,241)
Natwest Markets PLC	MYR	1,097	USD	264	08/13/2020	11,620
Natwest Markets PLC	USD	330	TWD	9,698	11/10/2020	(2,504)
Natwest Markets PLC	USD	520	COP	2,042,315	07/15/2020	25,804
Standard Chartered Bank	INR	36,794	USD	478	07/23/2020	(6,718)
Standard Chartered Bank	TWD	10,638	USD	358	08/20/2020	1,414
Standard Chartered Bank	USD	179	CNY	1,271	06/16/2020	(216)
Standard Chartered Bank	USD	78	THB	2,482	08/27/2020	52
Standard Chartered Bank	USD	734	INR	56,341	07/23/2020	7,840
Standard Chartered Bank	USD	89	KRW	108,947	08/13/2020	(415)
State Street Bank & Trust Co.	HUF	78,686	USD	242	07/29/2020	(9,366)
State Street Bank & Trust Co.	JPY	124,955	USD	1,149	06/05/2020	(9,555)
State Street Bank & Trust Co.	JPY	147,262	USD	1,369	06/05/2020	3,919
State Street Bank & Trust Co.	THB	13,526	USD	424	08/27/2020	(1,251)
State Street Bank & Trust Co.	NOK	12,560	USD	1,248	06/17/2020	(44,705)
State Street Bank & Trust Co.	MXN	7,787	USD	324	06/19/2020	(26,006)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CNY	8,055	USD	1,129	06/16/2020	$(1,471)
State Street Bank & Trust Co.	CZK	15,505	USD	621	07/29/2020	(18,707)
State Street Bank & Trust Co.	ZAR	3,376	USD	189	07/17/2020	(2,732)
State Street Bank & Trust Co.	SEK	5,243	USD	535	07/15/2020	(21,386)
State Street Bank & Trust Co.	NOK	1,977	USD	197	07/15/2020	(6,500)
State Street Bank & Trust Co.	NZD	5,009	USD	3,022	06/04/2020	(87,551)
State Street Bank & Trust Co.	ILS	944	USD	270	06/18/2020	1,510
State Street Bank & Trust Co.	AUD	2,568	USD	1,666	06/11/2020	(46,126)
State Street Bank & Trust Co.	CHF	859	USD	888	08/28/2020	(6,134)
State Street Bank & Trust Co.	CAD	535	USD	391	06/15/2020	3,046
State Street Bank & Trust Co.	TRY	383	USD	56	06/30/2020	734
State Street Bank & Trust Co.	CAD	1,070	USD	771	08/06/2020	(6,109)
State Street Bank & Trust Co.	EUR	856	USD	965	06/15/2020	14,809
State Street Bank & Trust Co.	EUR	4,003	USD	4,355	06/10/2020	(91,038)
State Street Bank & Trust Co.	PLN	326	USD	81	07/29/2020	(312)
State Street Bank & Trust Co.	GBP	259	USD	316	06/17/2020	(4,414)
State Street Bank & Trust Co.	EUR	187	USD	203	06/17/2020	(4,540)
State Street Bank & Trust Co.	GBP	401	USD	490	07/17/2020	(5,202)
State Street Bank & Trust Co.	CHF	131	USD	135	06/17/2020	(1,105)
State Street Bank & Trust Co.	EUR	542	USD	590	06/15/2020	(11,192)
State Street Bank & Trust Co.	EUR	252	USD	277	09/14/2020	(3,977)
State Street Bank & Trust Co.	EUR	34	USD	38	09/14/2020	64
State Street Bank & Trust Co.	CAD	71	USD	51	06/15/2020	(948)
State Street Bank & Trust Co.	USD	127	EUR	114	06/15/2020	(892)
State Street Bank & Trust Co.	USD	362	CAD	507	06/15/2020	6,661
State Street Bank & Trust Co.	USD	260	EUR	238	06/15/2020	4,296
State Street Bank & Trust Co.	USD	3,482	EUR	3,192	06/10/2020	62,726
State Street Bank & Trust Co.	GBP	74	EUR	82	07/17/2020	74
State Street Bank & Trust Co.	USD	752	GBP	613	07/17/2020	6,622
State Street Bank & Trust Co.	USD	89	CHF	86	08/28/2020	456
State Street Bank & Trust Co.	USD	2,991	NZD	4,988	06/04/2020	104,901
State Street Bank & Trust Co.	USD	2,455	AUD	3,925	06/11/2020	160,255
State Street Bank & Trust Co.	USD	376	CAD	517	08/06/2020	(99)
State Street Bank & Trust Co.	USD	205	EUR	187	06/17/2020	2,583

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	264	EUR	247	08/28/2020	$(126)
State Street Bank & Trust Co.	USD	276	CAD	381	08/06/2020	622
State Street Bank & Trust Co.	USD	424	CHF	411	06/17/2020	3,588
State Street Bank & Trust Co.	AUD	840	JPY	58,556	06/11/2020	(16,696)
State Street Bank & Trust Co.	USD	178	ILS	631	06/18/2020	1,588
State Street Bank & Trust Co.	USD	490	CAD	675	06/17/2020	597
State Street Bank & Trust Co.	USD	240	SEK	2,324	07/15/2020	6,641
State Street Bank & Trust Co.	USD	92	SEK	862	07/15/2020	(56)
State Street Bank & Trust Co.	USD	850	NOK	8,460	07/15/2020	20,476
State Street Bank & Trust Co.	USD	2,856	JPY	306,840	06/05/2020	(10,841)
State Street Bank & Trust Co.	USD	1,271	MXN	30,596	06/19/2020	105,585
State Street Bank & Trust Co.	SEK	1,752	NOK	1,827	07/15/2020	1,985
State Street Bank & Trust Co.	USD	271	CZK	6,742	07/29/2020	7,577
State Street Bank & Trust Co.	NOK	2,655	EUR	243	07/15/2020	(3,248)
State Street Bank & Trust Co.	USD	569	ZAR	10,546	07/17/2020	29,038
State Street Bank & Trust Co.	USD	242	ZAR	4,233	07/17/2020	(2,048)
State Street Bank & Trust Co.	USD	155	JPY	16,834	06/05/2020	1,457
State Street Bank & Trust Co.	USD	246	HUF	78,686	07/29/2020	5,358
State Street Bank & Trust Co.	USD	408	JPY	43,984	06/17/2020	(255)
UBS AG	TWD	9,698	USD	330	11/10/2020	2,917
UBS AG	EUR	7,638	USD	8,261	06/10/2020	(218,039)
UBS AG	BRL	2,557	USD	453	06/02/2020	(25,990)
UBS AG	USD	772	EUR	714	06/10/2020	20,378
UBS AG	USD	471	BRL	2,557	06/02/2020	7,946

						$(367,812)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	CounterParty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call - IRS Swaption(n)	3 Month LIBOR	Morgan Stanley Capital Services LLC	0.53%	06/29/2020	USD	1,280	$5,261	$(7,629)
Call - IRS Swaption(n)	3 Month LIBOR	JPMorgan Chase Bank	0.81	05/29/2020	USD	310	7,843	—

							$13,104	$(7,629)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
RUB vs. USD/ Bank of America, NA(n)	RUB	67.350	07/2020	179,218,350	RUB	179,218	$23,294	$(133,469)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx - Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)%	Quarterly	0.82%	USD	600	$(6,096)	$(8,870)	$2,774
Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.99	USD	11,880	26,584	98,662	(72,078)
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.80	USD	125	1,496	(22)	1,518
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.80	USD	940	11,252	3,387	7,865
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.80	USD	1,200	14,364	2,115	12,249
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.80	USD	1,980	23,701	(29,927)	53,628
iTraxxx Europe Series 27, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.35	EUR	5,600	96,409	62,005	34,404
iTraxxx Europe Series 29, 5 Year Index, 06/20/2023*	1.00	Quarterly	0.56	EUR	240	4,148	3,960	188
iTraxxx Europe Series 33, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.72	EUR	830	14,629	(6,357)	20,986

						$186,487	$124,953	$61,534

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	1,960	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$73,012	$1	$73,011
CNY	9,850	11/22/24	China 7-Day Reverse Repo Rate	2.855%	Quarterly/ Quarterly	59,318	—	59,318
CNY	9,850	11/22/24	2.855%	China 7-Day Reverse Repo Rate	Quarterly/ Quarterly	(64,825)	(61,114)	(3,711)
CAD	3,444	1/14/25	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	143,302	7	143,295
CNY	6,550	2/17/25	China 7-Day Reverse Repo Rate	2.547%	Quarterly/ Quarterly	25,307	—	25,307
CNY	19,495	2/20/25	China 7-Day Reverse Repo Rate	2.598%	Quarterly/ Quarterly	81,560	—	81,560
CNY	19,785	2/21/25	China 7-Day Reverse Repo Rate	2.620%	Quarterly/ Quarterly	85,585	—	85,585
CHF	300	11/04/29	6 Month LIBOR	(0.235)%	Semi-Annual/ Annual	3,907	—	3,907
CHF	720	2/03/30	6 Month LIBOR	(0.368)%	Semi-Annual/ Annual	372	(2)	374
SEK	10	2/03/30	3 Month STIBOR	0.459%	Quarterly/ Annual	59	0	59
NZD	130	2/03/30	3 Month BKBM	1.405%	Quarterly/ Semi-Annual	5,562	—	5,562
NZD	130	2/03/30	1.405%	3 Month BKBM	Semi-Annual/ Quarterly	(5,523)	(5,387)	(136)
CHF	170	2/07/30	6 Month LIBOR	(0.332)%	Semi-Annual/ Annual	907	1	906
NZD	330	3/24/30	3 Month BKBM	1.290%	Quarterly/ Semi-Annual	11,118	—	11,118
NZD	330	3/24/30	1.290%	3 Month BKBM	Semi-Annual/ Quarterly	(11,118)	(11,355)	237
SEK	3,650	3/30/30	3 Month STIBOR	0.519%	Quarterly/ Annual	5,866	—	5,866
NOK	430	3/30/30	6 Month NIBOR	1.283%	Semi-Annual/ Annual	2,045	—	2,045
NZD	350	4/16/30	3 Month BKBM	0.955%	Quarterly/ Semi-Annual	4,605	—	4,605
SEK	1,770	4/16/30	3 Month STIBOR	0.476%	Quarterly/ Annual	1,973	—	1,973
NZD	350	4/16/30	0.955%	3 Month BKBM	Semi-Annual/ Quarterly	(4,602)	(5,018)	416
NZD	260	6/02/30	0.718%	3 Month BKBM	Semi-Annual/ Quarterly	496	—	496
CAD	730	1/14/50	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(108,504)	2	(108,506)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CHF	400	5/05/30	6 Month LIBOR	(0.335)%	Semi-Annual/ Annual	$692	$—	$692
CHF	680	6/02/30	6 Month LIBOR	(0.337)%	Semi-Annual/ Annual	1,562	797	765

						$312,676	$(82,068)	$394,744

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	10.33%	USD	300	$(49,100)	$(5,614)	$(43,486)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.33	USD	53	(8,674)	(494)	(8,180)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.33		370	(60,556)	(14,968)	(45,588)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.33		55	(9,002)	(329)	(8,673)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.33		56	(9,165)	(397)	(8,768)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.33		111	(18,167)	(622)	(17,545)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.33		6	(982)	(110)	(872)

						$(155,646)	$(22,534)	$(133,112)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	15,560	07/18/2022	1.937%	CPI#	Maturity	$(464,791)	$—	$(464,791)
Goldman Sachs International	1,230	01/18/2023	2.206%	CPI#	Maturity	(63,070)	—	(63,070)

						$(527,861)	$—	$(527,861)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
CGABROEB	LIBOR Plus 0.20%	Quarterly	USD	544	05/17/2021	$38,359
CGABROEB	LIBOR Plus 0.20%	Quarterly	USD	212	05/17/2021	14,987
Goldman Sachs & Co.
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Monthly	USD	342	01/05/2021	27,941
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	38	01/05/2021	3,219
Mellanox Technologies Ltd.	LIBOR Plus 0.35%	Annual	USD	28	01/05/2021	2,561
Morgan Stanley Capital Services LLC
KOSPI 200 Futures	0.00%	Monthly	BRL	148	06/17/2020	9,986
KOSPI 200 Futures	0.00%	Monthly	KRW	54	06/11/2020	3,083
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	156	01/05/2021	56,910
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	146	01/05/2021	55,061
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	64	01/05/2021	48,626
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	48	01/05/2021	36,676
First Horizon National Corp.	LIBOR Minus 0.28%	Monthly	USD	40	01/05/2021	31,272
First Horizon National Corp.	LIBOR Minus 0.31%	Monthly	USD	34	01/05/2021	26,085
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	27	01/05/2021	21,410
First Horizon National Corp.	LIBOR Minus 1.54%	Monthly	USD	9	01/05/2021	7,369
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	50	01/05/2021	6,253

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	7		01/05/2021	$3,009
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	3		01/05/2021	2,091
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	3		01/05/2021	1,930
First Horizon National Corp.	LIBOR Minus 0.29%	Monthly	USD	22		01/05/2021	1,145
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	32		01/05/2021	909
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	0	**	01/05/2021	118
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	5		01/05/2021	(368)
Charles Schwab Corp. (The)	LIBOR Minus 1.08%	Monthly	USD	8		01/05/2021	(734)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	5		01/05/2021	(1,003)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	11		01/05/2021	(1,953)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	32		01/05/2021	(2,484)
Charles Schwab Corp. (The)	LIBOR Minus 0.30%	Monthly	USD	51		01/05/2021	(4,035)
First Horizon National Corp.	LIBOR Minus 0.30%	Monthly	USD	23		01/05/2021	(4,308)
First Horizon National Corp.	LIBOR Minus 0.40%	Monthly	USD	40		01/05/2021	(8,853)
JPMorgan Chase Bank, NA
Borgwarner, Inc.	LIBOR Minus 0.31%	Monthly	USD	125		08/14/2020	14,912
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	70		08/14/2020	5,736
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	—		08/14/2020	14
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	—		08/14/2020	10
Borgwarner, Inc.	LIBOR Minus 1.58%	Monthly	USD	15		08/14/2020	(354)
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	31		08/14/2020	(732)
Borgwarner, Inc.	LIBOR Minus 0.25%	Monthly	USD	4		08/14/2020	(1,077)
Borgwarner, Inc.	LIBOR Minus 0.27%	Monthly	USD	20		08/14/2020	(4,004)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Borgwarner, Inc.	LIBOR Minus 0.30%	Monthly	USD	128	08/14/2020	$(42,463)
JPQABHYS	LIBOR Minus 0.14%	Quarterly	USD	73	05/17/2021	3,764
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	7	08/14/2020	(919)
Morgan Stanley	LIBOR Minus 0.32%	Monthly	USD	35	08/14/2020	(2,329)
Morgan Stanley	LIBOR Minus 0.31%	Monthly	USD	19	08/14/2020	(2,756)
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	36	08/14/2020	(4,066)
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	232	08/14/2020	53,268
Morgan Stanley	LIBOR Minus 0.30%	Monthly	USD	58	08/14/2020	7,881
Morgan Stanley	LIBOR Minus 0.31%	Monthly	USD	—	08/14/2020	(39)
Peugeot SA	EURIBOR Minus 0.20%	Monthly	EUR	41	08/14/2020	20,993
Peugeot SA	EURIBOR Minus 0.20%	Monthly	EUR	39	08/14/2020	20,896
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	22	08/14/2020	3,166
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	17	08/14/2020	2,467
Peugeot SA	EURIBOR	Monthly	EUR	40	08/14/2020	1,025
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	17	08/14/2020	354
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	—	08/14/2020	47
Peugeot SA	EURIBOR	Monthly	EUR	2	08/14/2020	22
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	1	08/14/2020	(87)
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	6	08/14/2020	(689)
Peugeot SA	EURIBOR	Monthly	EUR	22	08/14/2020	(2,173)
Peugeot SA	EURIBOR Minus 0.30%	Monthly	EUR	62	08/14/2020	(8,807)
South State Corp.	LIBOR Minus 0.31%	Monthly	USD	32	08/14/2020	17,450
South State Corp.	LIBOR Minus 0.31%	Monthly	USD	6	08/14/2020	2,758
South State Corp.	LIBOR Minus 0.29%	Monthly	USD	3	08/14/2020	313

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
South State Corp.	LIBOR Minus 0.31%	Monthly	USD	—	08/14/2020	$150
South State Corp.	LIBOR Minus 0.30%	Monthly	USD	1	08/14/2020	61
Wordline SA/France	EURIBOR Minus 0.20%	Monthly	EUR	116	08/14/2020	3,642
Wordline SA/France	EURIBOR Minus 0.30%	Monthly	EUR	2	08/14/2020	(80)
Wordline SA/France	EURIBOR	Monthly	EUR	2	08/14/2020	(178)
Wordline SA/France	EURIBOR	Monthly	EUR	6	08/14/2020	(252)
Wordline SA/France	EURIBOR Minus 0.30%	Monthly	EUR	33	08/14/2020	(2,257)
Wordline SA/France	EURIBOR Minus 0.30%	Monthly	EUR	30	08/14/2020	(2,361)
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	39	08/14/2020	8,231
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	16	08/14/2020	6,844
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	19	08/14/2020	4,425
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	5	08/14/2020	402
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	1	08/14/2020	161
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	—	08/14/2020	92
Xperi Corp.	LIBOR Minus 1.58%	Monthly	USD	—	08/14/2020	78
Xperi Corp.	LIBOR Minus 0.30%	Monthly	USD	—	08/14/2020	26
Xperi Corp.	LIBOR Plus 0.18%	Monthly	USD	—	08/14/2020	4
Morgan Stanley Capital Services LLC
AON PLC	LIBOR Minus 0.25%	Monthly	USD	11	01/27/2021	(1,552)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	31	01/27/2021	(2,135)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	15	01/27/2021	(2,525)
AON PLC	LIBOR Minus 0.30%	Monthly	USD	14	01/27/2021	(2,812)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	18	01/27/2021	(2,926)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	46	01/27/2021	(4,585)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	48	01/27/2021	$(7,670)
AON PLC	LIBOR Minus 1.10%	Monthly	USD	89	01/27/2021	(18,193)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	153	01/27/2021	(25,419)
Eldorado Resorts, Inc.	LIBOR Plus 0.30%	Annual	USD	98	01/27/2021	28,348
Eldorado Resorts, Inc.	LIBOR Minus 0.58%	Monthly	USD	5	01/27/2021	1,677
Fidelity National Financial, Inc.	LIBOR Minus 0.25%	Monthly	USD	—	01/27/2021	(30)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	1	01/27/2021	(137)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	1	01/27/2021	(182)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	3	01/27/2021	(565)
Fidelity National Financial, Inc.	LIBOR Minus 0.25%	Monthly	USD	13	01/27/2021	(2,091)
Fidelity National Financial, Inc.	LIBOR Minus 0.30%	Monthly	USD	13	01/27/2021	(2,451)
Fidelity National Financial, Inc.	LIBOR Minus 0.29%	Monthly	USD	17	01/27/2021	(2,589)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	10	01/27/2021	(1,515)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	35	01/27/2021	(9,570)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	40	01/27/2021	(10,175)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	47	01/27/2021	(12,143)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	52	01/27/2021	(13,695)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	51	01/27/2021	(13,707)
Flutter Entertainment PLC	LIBOR Minus 0.875%	Monthly	GBP	65	01/27/2021	(15,750)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	96	01/27/2021	(21,078)
Flutter Entertainment PLC	LIBOR Minus 0.75%	Monthly	GBP	57	01/27/2021	(22,363)
Flutter Entertainment PLC	LIBOR Minus 0.30%	Monthly	GBP	88	01/27/2021	(23,360)
Lantheus Holdings, Inc.	LIBOR Minus 0.29%	Monthly	USD	19	01/27/2021	79

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Lantheus Holdings, Inc.	LIBOR Minus 0.30%	Monthly	USD	1	01/27/2021	$16
Lantheus Holdings, Inc.	LIBOR Minus 0.30%	Monthly	USD	—	01/27/2021	(1)
Lantheus Holdings, Inc.	LIBOR Minus 0.30%	Monthly	USD	2	01/27/2021	(46)
Lantheus Holdings, Inc.	LIBOR Minus 0.29%	Monthly	USD	24	01/27/2021	(190)
Lantheus Holdings, Inc.	LIBOR Minus 0.30%	Monthly	USD	3	01/27/2021	(482)
Lantheus Holdings, Inc.	LIBOR Minus 0.29%	Monthly	USD	4	01/27/2021	(494)
Lantheus Holdings, Inc.	LIBOR Minus 0.30%	Monthly	USD	3	01/27/2021	(578)
Lantheus Holdings, Inc.	LIBOR Minus 0.28%	Monthly	USD	26	01/27/2021	(4,778)
Lantheus Holdings, Inc.	LIBOR Minus 0.30%	Monthly	USD	24	01/27/2021	(5,455)
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	105	05/17/2021	(3,678)
Swiss Marketing Index Future	0.00%	Monthly	CHF	205	06/19/2020	(8,533)
Swiss Marketing Index Future	0.00%	Monthly	CHF	308	06/19/2020	(65,249)

						$200,249

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
FTSE 100 Index 08/21/2020*	32.00%	Maturity	GBP	145	$(36,599)	$—	$(36,599)
Credit Suisse International
S&P 500 Index 06/19/2020*	59.00	Maturity	USD	302	(248,115)	—	(248,115)
Goldman Sachs International
Russell 2000 Index 08/21/2020*	43.40	Maturity	USD	250	(53,241)	—	(53,241)
UBS AG
Nasdaq 100 Stock Index 06/19/2020*	57.50	Maturity	USD	351	(275,112)	—	(275,112)
Nasdaq 100 Stock Index 08/21/2020*	39.65	Maturity	USD	154	(53,217)	—	(53,217)
Nikkei 225 Index 07/10/2020*	38.00	Maturity	JPY	11,122	(54,888)	—	(54,888)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
Nasdaq 100 Stock Index 06/19/2020*	34.90	Maturity	USD	97	$49,887	$—	$49,887
S&P 500 Index 06/19/2020*	33.25	Maturity	USD	46	21,520	—	21,520
Goldman Sachs International
Nasdaq 100 Stock Index 06/19/2020*	35.40	Maturity	USD	73	38,564	—	38,564
Nikkei 225 Index 07/10/2020*	30.46	Maturity	JPY	7,156	18,043	—	18,043
Russell 2000 Index 06/19/2020*	47.80	Maturity	USD	269	68,286	—	68,286
JPMorgan Chase Bank, NA
FTSE 100 Index 06/19/2020*	31.10	Maturity	GBP	31	5,781	—	5,781
Nikkei 225 Index 06/12/2020*	30.20	Maturity	JPY	3,955	11,104	—	11,104
UBS AG
S&P 500 Index 06/19/2020*	37.80	Maturity	USD	126	71,439	—	71,439

					$(436,548)	$—	$(436,548)

*	Termination date
**	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Illiquid security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate market value of these securities amounted to $15,648,544 or 10.4% of net assets.

(d)	Represents entire or partial securities out on loan.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2020.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of May 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.17%, 03/27/2024	03/21/2019	$135,881	$111,390	0.07%

(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of May 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,265,947 and gross unrealized depreciation of investments was $(14,986,838), resulting in net unrealized appreciation of $279,109.

(n)	One contract relates to 1 share.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ARMs – Adjustable Rate Mortgages

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CAC – Cotation Assistée en Continu (Continuous Assisted Quotation)

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

ICE – Intercontinental Exchange

IRS – Interest Rate Swaption

KOSPI – Korea Composite Stock Price Index

LCH – London Clearing House

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

SGX – Singapore Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

May 31, 2020 (unaudited)

64.9%	United States
4.9%	Japan
3.2%	United Kingdom
2.3%	Italy
2.1%	China
1.8%	Switzerland
1.3%	Germany
1.2%	Spain
1.1%	France
1.1%	Netherlands
1.0%	Canada
0.9%	Austria
0.8%	Finland
6.7%	Other
6.7%	Short-Term

100.0%	Total Investments

[1]

All data are as of May 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: Australia, Belgium, Bermuda, Cayman Islands, Chile, Colombia, Denmark, Hong Kong, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Mexico, New Zealand, Norway, Peru, Philippines, Portugal, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Supranational, Sweden, Taiwan, Turkey and United Arab Emirates.

AB Conservative Wealth Fund

May 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$12,674,279	$2,192,486	$—	$14,866,765
Health Care	7,430,304	2,524,629	—	9,954,933
Consumer Discretionary	6,768,794	2,553,041	—	9,321,835
Financials	6,195,944	2,658,547	162,138	9,016,629
Industrials	5,422,808	1,424,315	—	6,847,123
Communication Services	3,895,365	1,607,942	—	5,503,307
Consumer Staples	1,414,324	2,022,040	—	3,436,364
Materials	1,596,873	363,662	—	1,960,535
Utilities	647,860	552,006	—	1,199,866
Real Estate	547,824	397,456	—	945,280
Energy	412,829	233,754	—	646,583
Investment Companies	33,861,984	—	—	33,861,984
Governments - Treasuries	—	14,818,698	—	14,818,698
Corporates - Investment Grade	—	9,291,310	—	9,291,310
Mortgage Pass-Throughs	—	4,753,457	—	4,753,457
Inflation-Linked Securities	—	2,314,854	—	2,314,854
Commercial Mortgage-Backed Securities	—	1,002,860	—	1,002,860
Collateralized Mortgage Obligations	—	888,353	—	888,353
Collateralized Loan Obligations	—	712,210	—	712,210
Asset-Backed Securities	—	670,059	—	670,059
Local Governments - Provincial Bonds	—	459,176	—	459,176
Governments - Sovereign Bonds	—	455,915	—	455,915

Local Governments - US Municipal Bonds	—	282,645	—	282,645
Covered Bonds	—	280,062	—	280,062
Quasi-Sovereigns	—	263,594	—	263,594
Options Purchased - Puts	—	133,469	—	133,469
Supranationals	—	88,322	—	88,322
Local Governments - Regional Bonds	—	77,696	—	77,696
Short-Term Investments:
Investment Companies	9,204,108	—	—	9,204,108
Governments - Treasuries	—	343,183	—	343,183
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,424,637	—	—	1,424,637
Liabilities::
Common Stocks	(910,565)	—	—	(910,565)

Total Investments in Securities	90,587,368	53,365,741	162,138	144,115,247
Other Financial Instruments(a):
Assets:
Futures	653,297	73,506	—	726,803
Forward Currency Exchange Contracts	—	1,156,817	—	1,156,817
Centrally Cleared Credit Default Swaps	—	192,583	—	192,583
Centrally Cleared Interest Rate Swaps	—	507,248	—	507,248
Total Return Swaps	—	608,312	—	608,312
Liabilities:
Futures	(2,748,441)	(20,007)	—	(2,768,448)
Forward Currency Exchange Contracts	—	(1,524,629)	—	(1,524,629)
Interest Rate Swaptions	—	(7,629)	—	(7,629)
Currency Options Written	—	(133,469)	—	(133,469)
Centrally Cleared Credit Default Swaps	—	(6,096)	—	(6,096)
Centrally Cleared Interest Rate Swaps	—	(194,572)	—	(194,572)
Credit Default Swaps	—	(155,646)	—	(155,646)
Inflation (CPI) Swaps	—	(527,861)	—	(527,861)
Total Return Swaps	—	(408,063)	—	(408,063)

Total	$88,492,224	$52,926,235	$162,138	$141,580,597

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options witten and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 05/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$22,623	$997	$5,227	$(860)	$(1,893)	$15,640	$500	$0
AB High Income Fund, Inc.	18,201	1,573	1,758	(167)	(1,934)	15,915	847	0
Government Money Market Portfolio	10,964	66,689	68,449	0	0	9,204	0	0
Government Money Market Portfolio*	828	8,191	7,594	0	0	1,425	0	0
Total	$52,616	$77,450	$83,028	$(1,027)	$(3,827)	$42,184	$1,347	$0

*	Investments of cash collateral for securities lending transactions